JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.4%
	COMMON STOCKS – 98.1%
	Aerospace & Defense – 1.6%
5,590	Lockheed Martin Corp	$2,065,505
397	Mercury Systems Inc, (2)	28,048
5,400	Northrop Grumman Corp	1,747,656
2,190	Spirit AeroSystems Holdings Inc, Class A	106,544
	Total Aerospace & Defense	3,947,753
	Air Freight & Logistics – 0.9%
1,720	FedEx Corp	488,549
11,116	United Parcel Service Inc, Class B	1,889,609
	Total Air Freight & Logistics	2,378,158
	Auto Components – 0.0%
440	Gentex Corp	15,695
	Automobiles – 1.1%
6,790	General Motors Co, (2)	390,153
3,460	Tesla Inc, (2)	2,311,038
	Total Automobiles	2,701,191
	Banks – 3.3%
24,725	Bank of America Corp, (3)	956,610
35,060	Citigroup Inc	2,550,615
13,220	JPMorgan Chase & Co	2,012,481
5,640	Truist Financial Corp	328,925
66,592	Wells Fargo & Co	2,601,749
	Total Banks	8,450,380
	Beverages – 2.1%
29,550	Coca-Cola Co	1,557,580
16,030	Monster Beverage Corp, (2)	1,460,173
16,260	PepsiCo Inc	2,299,977
	Total Beverages	5,317,730
	Biotechnology – 1.3%
673	AbbVie Inc	72,832
6,704	Amgen Inc	1,668,022
160	Moderna Inc, (2)	20,952
7,535	Vertex Pharmaceuticals Inc, (2)	1,619,196
	Total Biotechnology	3,381,002

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Building Products – 0.7%
1,080	Allegion plc	$135,670
25,980	Johnson Controls International plc	1,550,226
	Total Building Products	1,685,896
	Capital Markets – 1.8%
750	Ameriprise Financial Inc	174,338
35,480	Carlyle Group Inc	1,304,245
3,090	Cboe Global Markets Inc	304,952
55,420	Invesco Ltd	1,397,692
12,930	KKR & Co Inc	631,630
544	Lazard Ltd, Class A	23,669
7,420	Tradeweb Markets Inc, Class A	549,080
4,910	Virtu Financial Inc, Class A	152,456
	Total Capital Markets	4,538,062
	Chemicals – 1.2%
2,460	Air Products and Chemicals Inc	692,096
4,230	Cabot Corp	221,821
914	Corteva Inc	42,611
7,170	Dow Inc	458,450
22,330	DuPont de Nemours Inc	1,725,663
	Total Chemicals	3,140,641
	Commercial Services & Supplies – 0.3%
31,821	ADT Inc	268,569
6,240	Stericycle Inc, (2)	421,263
	Total Commercial Services & Supplies	689,832
	Communications Equipment – 1.6%
60,400	Cisco Systems Inc	3,123,284
4,450	Motorola Solutions Inc	836,823
	Total Communications Equipment	3,960,107
	Construction Materials – 0.1%
2,321	Eagle Materials Inc, (2)	311,966
	Consumer Finance – 0.1%
1,090	Discover Financial Services	103,539
1,020	LendingTree Inc, (2), (4)	217,260
	Total Consumer Finance	320,799
	Containers & Packaging – 0.7%
17,740	Ardagh Group SA	450,773
10,330	Packaging Corp of America	1,389,179
	Total Containers & Packaging	1,839,952

Shares	Description (1)	Value
	Distributors – 0.4%
3,220	Pool Corp	$1,111,673
	Diversified Consumer Services – 0.1%
2,570	Chegg Inc, (2)	220,146
	Diversified Financial Services – 2.3%
12,270	Berkshire Hathaway Inc, Class B, (2), (3)	3,134,617
43,648	Jefferies Financial Group Inc	1,313,805
20,801	Voya Financial Inc	1,323,775
	Total Diversified Financial Services	5,772,197
	Diversified Telecommunication Services – 2.0%
71,790	AT&T Inc, (3)	2,173,083
50,719	Verizon Communications Inc	2,949,310
	Total Diversified Telecommunication Services	5,122,393
	Electric Utilities – 0.9%
31,718	NextEra Energy Inc	2,398,198
	Electrical Equipment – 0.9%
4,660	Array Technologies Inc, (2)	138,961
49,340	GrafTech International Ltd	603,428
680	nVent Electric PLC	18,979
560	Rockwell Automation Inc	148,646
21,310	Shoals Technologies Group Inc, Class A, (2)	741,162
35,160	Vertiv Holdings Co	703,200
	Total Electrical Equipment	2,354,376
	Electronic Equipment, Instruments & Components – 0.7%
4,123	SYNNEX Corp	473,485
2,460	Trimble Inc, (2)	191,364
33,070	Vontier Corp, (2)	1,001,029
	Total Electronic Equipment, Instruments & Components	1,665,878
	Energy Equipment & Services – 1.0%
72,390	NOV Inc, (2)	993,191
60,840	Schlumberger NV	1,654,239
	Total Energy Equipment & Services	2,647,430
	Entertainment – 0.8%
10,870	Lions Gate Entertainment Corp, Class A, (2)	162,506
20,793	Lions Gate Entertainment Corp, Class B, (2)	268,230
804	Netflix Inc, (2)	419,415
5,820	Walt Disney Co, (2)	1,073,906
	Total Entertainment	1,924,057

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 2.1%
21,371	Apartment Income REIT Corp	$913,824
9,091	Apartment Investment and Management Co, Class A	55,819
30,480	CubeSmart	1,153,058
6,586	CyrusOne Inc	446,004
1,680	Digital Realty Trust Inc	236,611
120	Equinix Inc	81,551
8,130	Equity LifeStyle Properties Inc	517,393
22,932	Invitation Homes Inc	733,595
56,039	Outfront Media Inc, (2)	1,223,331
	Total Equity Real Estate Investment Trust	5,361,186
	Food & Staples Retailing – 1.1%
492	Costco Wholesale Corp	173,420
19,849	Walmart Inc	2,696,090
	Total Food & Staples Retailing	2,869,510
	Food Products – 0.5%
8,350	Hershey Co	1,320,636
	Health Care Equipment & Supplies – 3.3%
9,480	Abbott Laboratories, (3)	1,136,083
10,360	Danaher Corp	2,331,829
19,660	DENTSPLY SIRONA Inc	1,254,505
90	Dexcom Inc, (2)	32,345
2,870	Envista Holdings Corp, (2)	117,096
1,100	Globus Medical Inc, Class A, (2)	67,837
2,070	IDEXX Laboratories Inc, (2)	1,012,872
10,728	Medtronic PLC	1,267,299
438	Tandem Diabetes Care Inc, (2)	38,653
3,630	West Pharmaceutical Services Inc	1,022,861
	Total Health Care Equipment & Supplies	8,281,380
	Health Care Providers & Services – 2.4%
4,370	Anthem Inc	1,568,612
10,844	CVS Health Corp	815,794
10,120	UnitedHealth Group Inc	3,765,348
	Total Health Care Providers & Services	6,149,754
	Hotels, Restaurants & Leisure – 0.7%
820	Las Vegas Sands Corp, (2)	49,823
4,930	McDonald's Corp	1,105,010
5,550	Norwegian Cruise Line Holdings Ltd, (2)	153,125
500	Penn National Gaming Inc, (2)	52,420
3,390	Starbucks Corp	370,425
	Total Hotels, Restaurants & Leisure	1,730,803

Shares	Description (1)	Value
	Household Durables – 0.7%
18,740	DR Horton Inc	$1,670,109
	Household Products – 2.5%
490	Clorox Co	94,511
11,410	Colgate-Palmolive Co	899,450
7,990	Kimberly-Clark Corp	1,111,010
27,920	Procter & Gamble Co	3,781,206
6,880	Spectrum Brands Holdings Inc	584,800
	Total Household Products	6,470,977
	Independent Power & Renewable Electricity Producers – 0.2%
22,723	Vistra Corp	401,743
	Industrial Conglomerates – 0.1%
1,750	3M Co	337,190
	Insurance – 1.7%
2,483	Allstate Corp	285,297
28,300	Athene Holding Ltd, Class A, (2)	1,426,320
3,780	Brighthouse Financial Inc, (2)	167,265
28,350	Brown & Brown Inc	1,295,878
28,048	GoHealth Inc, Class A, (2)	327,881
9,010	Prudential Financial Inc	820,811
	Total Insurance	4,323,452
	Interactive Media & Services – 7.0%
2,590	Alphabet Inc, Class A, (2)	5,341,927
2,490	Alphabet Inc, Class C, (2)	5,150,889
21,880	Facebook Inc, Class A, (2)	6,444,316
9,660	Pinterest Inc, Class A, (2)	715,130
2,250	Twitter Inc, (2)	143,167
	Total Interactive Media & Services	17,795,429
	Internet & Direct Marketing Retail – 4.5%
3,607	Amazon.com Inc, (2)	11,160,347
1,260	Etsy Inc, (2)	254,104
	Total Internet & Direct Marketing Retail	11,414,451
	IT Services – 4.8%
7,120	Accenture PLC, Class A	1,966,900
9,750	Fidelity National Information Services Inc	1,370,948
15,710	Fiserv Inc, (2)	1,870,118
3,348	Genpact Ltd	143,361
7,491	Mastercard Inc, Class A	2,667,171
9,860	PayPal Holdings Inc, (2)	2,394,403
1,840	Square Inc, Class A, (2)	417,772

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
6,680	Visa Inc, Class A	$1,414,356
	Total IT Services	12,245,029
	Leisure Products – 0.1%
2,065	Polaris Inc	275,678
	Life Sciences Tools & Services – 1.0%
5,753	Thermo Fisher Scientific Inc	2,625,554
	Machinery – 2.7%
9,971	AGCO Corp	1,432,334
1,330	Deere & Co	497,606
4,080	Graco Inc	292,210
3,720	Ingersoll Rand Inc, (2)	183,061
21,120	Otis Worldwide Corp	1,445,664
16,520	PACCAR Inc	1,535,039
13,580	Toro Co	1,400,641
	Total Machinery	6,786,555
	Media – 1.1%
51,110	Comcast Corp, Class A	2,765,562
	Metals & Mining – 0.0%
570	Steel Dynamics Inc	28,933
	Multiline Retail – 0.9%
11,179	Target Corp	2,214,225
	Multi-Utilities – 1.5%
24,441	CMS Energy Corp	1,496,278
23,330	Dominion Energy Inc	1,772,147
4,770	Sempra Energy	632,406
	Total Multi-Utilities	3,900,831
	Oil, Gas & Consumable Fuels – 1.0%
2,480	Chevron Corp	259,879
6,760	Diamondback Energy Inc	496,793
7,940	EOG Resources Inc	575,888
5,430	Exxon Mobil Corp	303,157
25,419	Targa Resources Corp	807,053
	Total Oil, Gas & Consumable Fuels	2,442,770
	Pharmaceuticals – 5.0%
34,760	Bristol-Myers Squibb Co	2,194,399
2,770	Catalent Inc, (2)	291,709
7,660	Eli Lilly and Co	1,431,041

Shares	Description (1)	Value
	Pharmaceuticals (continued)
28,600	Johnson & Johnson	$4,700,410
34,571	Merck & Co Inc	2,665,078
27,250	Pfizer Inc	987,268
2,290	Zoetis Inc	360,629
	Total Pharmaceuticals	12,630,534
	Professional Services – 0.6%
12,887	Booz Allen Hamilton Holding Corp	1,037,790
2,270	Equifax Inc	411,165
550	IHS Markit Ltd	53,229
	Total Professional Services	1,502,184
	Road & Rail – 1.5%
2,910	Old Dominion Freight Line Inc	699,593
26,787	Schneider National Inc, Class B	668,871
11,550	Union Pacific Corp	2,545,736
	Total Road & Rail	3,914,200
	Semiconductors & Semiconductor Equipment – 5.8%
23,407	Advanced Micro Devices Inc, (2)	1,837,449
22,050	Allegro MicroSystems Inc, (2)	558,967
10,280	Applied Materials Inc	1,373,408
1,030	Enphase Energy Inc, (2)	167,025
8,810	Entegris Inc	984,958
24,400	Intel Corp	1,561,600
1,496	KLA Corp	494,278
3,190	NVIDIA Corp	1,703,237
7,693	Qorvo Inc, (2)	1,405,511
17,330	QUALCOMM Inc	2,297,785
4,522	Skyworks Solutions Inc	829,697
1,910	Teradyne Inc	232,409
11,276	Xilinx Inc	1,397,096
	Total Semiconductors & Semiconductor Equipment	14,843,420
	Software – 9.0%
6,220	Adobe Inc, (2)	2,956,801
1,830	Autodesk Inc, (2)	507,185
690	Crowdstrike Holdings Inc, Class A, (2)	125,932
62,145	Microsoft Corp	14,651,927
25,182	Nuance Communications Inc, (2)	1,098,943
11,951	salesforce.com Inc, (2)	2,532,058
490	Trade Desk Inc, Class A, (2)	319,313
29	Workday Inc, Class A, (2)	7,204

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
2,025	Zoom Video Communications Inc, Class A, (2)	$650,612
	Total Software	22,849,975
	Specialty Retail – 2.3%
12,910	Home Depot Inc	3,940,777
9,670	Lowe's Cos Inc	1,839,041
	Total Specialty Retail	5,779,818
	Technology Hardware, Storage & Peripherals – 6.2%
128,908	Apple Inc, (3)	15,746,112
	Textiles, Apparel & Luxury Goods – 1.3%
1,670	Lululemon Athletica Inc, (2)	512,206
18,764	NIKE Inc, Class B	2,493,548
7,400	Tapestry Inc, (2)	304,954
	Total Textiles, Apparel & Luxury Goods	3,310,708
	Trading Companies & Distributors – 0.4%
48,371	Univar Solutions Inc, (2)	1,041,911
	Wireless Telecommunication Services – 0.2%
4,701	T-Mobile US Inc, (2)	588,988
	Total Common Stocks (cost $217,193,599)	249,515,119

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 2.3%
14,200	iShares Core S&P 500 ETF	$5,649,044
	Total Exchange-Traded Funds (cost $5,327,384)	5,649,044
	Total Long-Term Investments (cost $222,520,983)	255,164,163

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
54,882	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.030% (7)	$54,882
	Total Investments Purchased with Collateral from Securities Lending (cost $54,882)		54,882

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%
	REPURCHASE AGREEMENTS – 2.0%
$5,081	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $5,080,774, collateralized $5,020,800, U.S. Treasury Notes, 1.375%, due 1/31/25, value $5,182,480	0.000%	4/01/21	$5,080,774
	Total Short-Term Investments (cost $5,080,774)			5,080,774
	Total Investments (cost $227,656,639) – 102.4%			260,299,819
	Other Assets Less Liabilities – (2.4)% (8)			(6,003,468)
	Net Assets Applicable to Common Shares – 100%			$254,296,351
Investments in Derivatives
Options Written
Description (9)	Type	Number of Contracts	Notional Amount (10)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(20)	$(7,830,000)	$3,915	4/16/21	$(171,600)
S&P 500® Index	Call	(50)	(19,750,000)	3,950	4/16/21	(299,250)
S&P 500® Index	Call	(150)	(60,000,000)	4,000	4/16/21	(463,500)
S&P 500® Index	Call	(25)	(10,062,500)	4,025	4/16/21	(51,875)
Total Options Written (premiums received $1,130,813)		(245)	$(97,642,500)			$(986,225)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$249,515,119	$ —	$ —	$249,515,119
Exchange-Traded Funds	5,649,044	—	—	5,649,044
Investments Purchased with Collateral from Securities Lending	54,882	—	—	54,882
Short-Term Investments:
Repurchase Agreements	—	5,080,774	—	5,080,774
Investments in Derivatives:
Options Written	(986,225)	—	—	(986,225)
Total	$254,232,820	$5,080,774	$ —	$259,313,594

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $55,593.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the one-day yield as of the end of the reporting period.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(9)	Exchange-traded, unless otherwise noted.
(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor's